Variable Interest Entities - Interests in Consolidated VIEs in the Consolidated Income Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
VARIABLE INTEREST ENTITY
Total revenue	$ 26,679	$ 23,390	$ 15,062
Net income attributable to noncontrolling interests	320	929	224
Net income (loss) attributable to Corebridge	8,149	7,355	642
Consolidated VIE
VARIABLE INTEREST ENTITY
Total revenue	910	2,336	1,138
Net income attributable to noncontrolling interests	321	929	208
Net income (loss) attributable to Corebridge	361	796	497
Consolidated VIE | Real Estate and Investment Entities
VARIABLE INTEREST ENTITY
Total revenue	681	1,639	477
Net income attributable to noncontrolling interests	318	858	173
Net income (loss) attributable to Corebridge	314	525	229
Consolidated VIE | Securitization And Repackaging And Vehicles
VARIABLE INTEREST ENTITY
Total revenue	229	247	386
Net income attributable to noncontrolling interests	3	3	4
Net income (loss) attributable to Corebridge	47	(33)	137
Consolidated VIE | Affordable Housing Partnerships
VARIABLE INTEREST ENTITY
Total revenue	0	450	275
Net income attributable to noncontrolling interests	0	68	31
Net income (loss) attributable to Corebridge	$ 0	$ 304	$ 131